Supplementary Financial Information (Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents	$ 843		$ 1,487
Restricted cash included in current assets	95		59
Restricted cash included in noncurrent assets	650		500
Successor
Condensed Cash Flow Statements, Captions [Line Items]
Total cash, cash equivalents and restricted cash	1,588	$ 1,594	2,046
Cash payments related to:
Interest paid	19		245
Capitalized interest	(3)		(7)
Interest paid (net of capitalized interest)	16		238
Income taxes	(2)		63
Reorganization items	0		0
Noncash investing and financing activities:
Construction expenditures	$ 1		$ 12
Predecessor
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents		801		$ 1,400	$ 1,843
Cash payments related to:
Interest paid		1,064		1,298
Capitalized interest		(9)		(11)
Interest paid (net of capitalized interest)		1,055		1,287
Income taxes		22		29
Reorganization items		104		224
Noncash investing and financing activities:
Construction expenditures		$ 53		$ 75